New and amended standards and interpretations	12 Months Ended
Dec. 31, 2020
New and amended standards and interpretations
New and amended standards and interpretations

3. New and amended standards and interpretations

On January 1, 2020, the Group adopted the following amendments to the accounting standards issued by the IASB and endorsed by the EU with no material impact on the Group’s consolidated financial statements:

▪	Amendments to IFRS 3, Definition of a Business;
▪	Amendments to IFRS 7, IFRS 9 and IAS 39, Interest Rate Benchmark Reform;
▪	Amendments to IAS 1 and IAS 8, Definition of Material; and
▪	Amendments to References to the Conceptual Framework in IFRS Standards.

The Group has not early adopted any new and amended standards and interpretations that have been issued but are not yet effective. The new and amended standards and interpretations issued by the IASB that are effective in future periods are not expected to have a material impact on the consolidated financial statements of the Group when adopted. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective and are endorsed by the EU.